Investment Properties - Summary of Investment Properties (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about investment property [Line Items]
Investment property at beginning of period	¥ 1,191
Investment property at ending of period	3,064	¥ 1,191
Buildings [member]
Disclosure of detailed information about investment property [Line Items]
Investment property at beginning of period	1,191	1,237
Investment property at ending of period	3,064	1,191
Buildings [member] | Fair value [member]
Disclosure of detailed information about investment property [Line Items]
Investment property at beginning of period	2,201	2,238
Investment property at ending of period	4,629	2,201
Buildings [member] | Cost [member]
Disclosure of detailed information about investment property [Line Items]
Investment property at beginning of period	1,435	1,435
Additions	1,931	0
Investment property at ending of period	3,366	1,435
Buildings [member] | Accumulated depreciation [member]
Disclosure of detailed information about investment property [Line Items]
Investment property at beginning of period	(244)	(198)
Charge for the year	(58)	(46)
Investment property at ending of period	¥ (302)	¥ (244)